Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Future minimum lease payments for capital leases and noncancelable operating leases
Future minimum lease payments with respect to capital leases and operating leases with noncancelable terms in excess of one year were as follows:

(dollars in millions)	Capital Lease Payments	Operating Lease Payments

Year ending December 31:
2012	$7.5	$56.2
2013	5.5	49.7
2014	4.3	48.8
2015	2.1	37.3
2016	0.2	42.6
Thereafter	0.2	75.6

Future minimum lease payments	19.8	310.2
Less: amount representing interest	(1.2)	–

Lease obligations at December 31, 2011	$18.6	$310.2